Equity - Share-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	$ 9,669	$ 6,228
Discontinued operations	0	9
Total share-based compensation (per statement of equity)	9,669	6,237
Option Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	6,093	4,482
DSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	672	314
Total share-based compensation (per statement of equity)	1,290	64
RSU Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation for continuing operations (per statement of loss)	2,904	1,432
Total share-based compensation (per statement of equity)	$ 4,357	$ 3,023